Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 427,480	$ 426,392
Cost of sales	(270,635)	(239,217)
Gross profit	156,845	187,175
Expenses
General and administrative	(52,429)	(49,459)
Share-based compensation	(9,218)	(7,931)
Income before the undernoted	95,198	129,785
Finance income	12,465	10,295
Finance expense	(25,822)	(33,223)
Foreign exchange gain	34,612	19,910
Other expenses	(4,102)	(384)
Income before income taxes	112,351	126,383
Current income tax expense	(15,992)	(15,043)
Deferred income tax expense	(2,055)	(8,273)
Income tax expense	(18,047)	(23,316)
Net income for the year	94,304	103,067
Other comprehensive gain
Foreign currency translation gain	52,656	29,897
Comprehensive income	146,960	132,964
Net income attributable to:
Owners of the Company	92,804	101,831
Non-controlling interests	1,500	1,236
Net income for the year	94,304	103,067
Comprehensive income attributable to:
Owners of the Company	145,065	131,540
Non-controlling interests	1,895	1,424
Comprehensive income	$ 146,960	$ 132,964
Net income per share attributable to owners of the Company
Basic (in usd per share)	$ 0.99	$ 1.12
Diluted (in usd per share)	$ 0.98	$ 1.10
Weighted average number of common shares outstanding
Basic (in shares)	94,111,548	90,789,925
Diluted (in shares)	94,896,334	92,170,656